Capital Stock - Repurchases (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Equity, Class of Treasury Stock [Line Items]
Number of shares purchased (in shares)	45.1	52.4	28.9
Amount of repurchases under the program	$ 1,813.0	$ 1,606.0	$ 773.0
Repurchase authorizations remaining at period end	422.2	735.2	591.2
Authorization Date June 2008 [Member]
Equity, Class of Treasury Stock [Line Items]
Purchases not to exceed	750.0
Number of shares purchased (in shares)	0	0	23.6
Amount of repurchases under the program	0	0	614.2
Authorization Date February 2009 [Member]
Equity, Class of Treasury Stock [Line Items]
Purchases not to exceed	750.0
Number of shares purchased (in shares)	0	19.1	5.3
Amount of repurchases under the program	0	591.2	158.8
Authorization Date July 2010 [Member]
Equity, Class of Treasury Stock [Line Items]
Purchases not to exceed	1,000.0
Number of shares purchased (in shares)	0	32.9	0
Amount of repurchases under the program	0	1,000.0	0
Authorization Date December 2010 [Member]
Equity, Class of Treasury Stock [Line Items]
Purchases not to exceed	750.0
Number of shares purchased (in shares)	17.9	0.4	0
Amount of repurchases under the program	735.2	14.8	0
Authorization Date May 2011 [Member]
Equity, Class of Treasury Stock [Line Items]
Purchases not to exceed	750.0
Number of shares purchased (in shares)	19.3	0	0
Amount of repurchases under the program	750.0	0	0
Authorization Date September 2011 [Member]
Equity, Class of Treasury Stock [Line Items]
Purchases not to exceed	750.0
Number of shares purchased (in shares)	7.9	0	0
Amount of repurchases under the program	$ 327.8	$ 0	$ 0